TIMOTHY PLAN AGGRESSIVE GROWTH FUND

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Shares		Fair Value

	COMMON STOCKS — 96.9%

	AEROSPACE & DEFENSE - 0.7%

639	TransDigm Group, Inc.(a)	$406,583

	APPAREL & TEXTILE PRODUCTS - 7.0%

26,304	Capri Holdings Ltd.(a)	1,707,393

2,579	Deckers Outdoor Corporation(a)	944,713

29,749	Tapestry, Inc.	1,207,809

		3,859,915

	ASSET MANAGEMENT - 3.4%

26,087	Apollo Global Management, Inc.	1,889,481

	BANKING - 3.0%

5,236	Signature Bank	1,693,689

	BIOTECH & PHARMA - 9.7%

20,294	Horizon Therapeutics plc(a)	2,186,881

22,500	Maravai LifeSciences Holdings, Inc.(a)	942,750

10,549	United Therapeutics Corporation(a)	2,279,428

		5,409,059

	CHEMICALS - 1.5%

3,481	Albemarle Corporation	813,753

	CONSTRUCTION MATERIALS - 1.5%

1,947	Martin Marietta Materials, Inc.	857,693

	ELECTRICAL EQUIPMENT - 5.7%

11,434	Fortive Corporation	872,300

4,506	Generac Holdings, Inc.(a)	1,585,752

3,671	Trane Technologies plc	741,652

		3,199,704

	ENGINEERING & CONSTRUCTION - 1.3%

6,411	Quanta Services, Inc.	735,085

	FOOD - 1.3%

10,181	Darling Ingredients, Inc.(a)	705,441

TIMOTHY PLAN AGGRESSIVE GROWTH FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

December 31, 2021

Shares		Fair Value

	COMMON STOCKS — 96.9% (Continued)

	HEALTH CARE FACILITIES & SERVICES - 3.7%

6,460	Catalent, Inc.(a)	$827,074

4,047	ICON plc(a)	1,253,356

		2,080,430

	INDUSTRIAL SUPPORT SERVICES - 3.3%

5,503	United Rentals, Inc.(a)	1,828,592

	LEISURE FACILITIES & SERVICES - 1.5%

40,303	Bloomin’ Brands, Inc.(a)	845,557

	MACHINERY - 5.1%

6,510	Lincoln Electric Holdings, Inc.	907,950

9,435	Oshkosh Corporation	1,063,418

2,663	Parker-Hannifin Corporation	847,154

		2,818,522

	MEDICAL EQUIPMENT & DEVICES - 11.0%

46,042	Avantor, Inc.(a)	1,940,210

1,061	DexCom, Inc.(a)	569,704

5,065	Insulet Corporation(a)	1,347,645

14,484	Natera, Inc.(a)	1,352,661

1,774	STERIS plc	431,809

1,375	Teleflex, Inc.	451,660

		6,093,689

	RETAIL - CONSUMER STAPLES - 2.7%

10,634	Dollar Tree, Inc.(a)	1,494,290

	SEMICONDUCTORS - 11.9%

1,932	KLA Corporation	830,973

28,579	Marvell Technology, Inc.	2,500,377

4,239	Monolithic Power Systems, Inc.	2,091,226

3,217	Skyworks Solutions, Inc.	499,085

4,539	Teradyne, Inc.	742,263

		6,663,924

TIMOTHY PLAN AGGRESSIVE GROWTH FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

December 31, 2021

Shares		Fair Value

	COMMON STOCKS — 96.9% (Continued)

	SOFTWARE - 11.3%

2,902	Fortinet, Inc.(a)	$1,042,979

498	HubSpot, Inc.(a)	328,257

2,900	Palo Alto Networks, Inc.(a)	1,614,604

17,373	Rapid7, Inc.(a)	2,044,628

3,787	RingCentral, Inc., Class A(a)	709,494

11,082	Varonis Systems, Inc.(a)	540,580

		6,280,542

	TECHNOLOGY HARDWARE - 5.3%

4,649	Arista Networks, Inc.(a)	668,294

20,440	Seagate Technology Holdings plc	2,309,311

		2,977,605

	TECHNOLOGY SERVICES - 4.3%

1,292	EPAM Systems, Inc.(a)	863,637

1,678	MSCI, Inc.	1,028,094

4,020	TransUnion	476,692

		2,368,423

	TRANSPORTATION & LOGISTICS - 1.7%

11,922	XPO Logistics, Inc.(a)	923,120

	TOTAL COMMON STOCKS (Cost $38,417,555)	53,945,097

	SHORT-TERM INVESTMENTS — 3.2%

	MONEY MARKET FUNDS - 3.2%

1,799,967	Fidelity Government Portfolio, Class I, 0.01% (Cost $1,799,967)(b)	1,799,967

	TOTAL INVESTMENTS - 100.1% (Cost $40,217,522)	$55,745,064

	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(61,194)

	NET ASSETS - 100.0%	$55,683,870

LTD	- Limited Company
MSCI	- Morgan Stanley Capital International
PLC	- Public Limited Company

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of December 31, 2021.

TIMOTHY PLAN INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Shares		Fair Value

	COMMON STOCKS — 96.1%

	Belgium - 3.9%

49,200	Ageas S.A./N.V. - ADR	$2,551,020

67,600	KBC Group N.V. - ADR	2,913,560

		5,464,580

	Brazil - 0.8%

293,000	Itau Unibanco Holding S.A. - ADR	1,098,750

	Canada - 8.4%

59,300	Canadian Pacific Railway Ltd.	4,266,042

57,300	Magna International, Inc.	4,637,862

34,640	Open Text Corporation	1,644,707

850	Shopify, Inc., Class A(a)	1,170,782

		11,719,393

	Cayman Islands - 2.5%

2,400	ANTA Sports Products Ltd. - ADR	897,036

43,700	Pagseguro Digital Ltd., Class A(a)	1,145,814

27,500	Xinyi Glass Holdings Ltd. - ADR	1,348,600

6,072	XP, Inc., Class A(a)	174,509

		3,565,959

	Finland - 2.0%

113,600	Sampo OYJ - ADR	2,849,088

	France - 9.3%

40,200	Air Liquide S.A. - ADR	1,401,774

14,900	Arkema S.A. - ADR	2,112,075

73,000	Safran S.A. - ADR	2,233,070

80,400	Schneider Electric S.E. - ADR	3,152,484

155,000	Vinci S.A. - ADR	4,078,050

		12,977,453

	Germany - 4.7%

76,000	BASF S.E. - ADR	1,332,280

38,000	Beiersdorf A.G. - ADR	782,420

156,500	Deutsche Boerse A.G. - ADR	2,599,465

62,400	Muenchener Rueckversicherungs-Gesellschaft A.G. in Muenchen - ADR	1,853,280

		6,567,445

TIMOTHY PLAN INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

December 31, 2021

Shares		Fair Value

	COMMON STOCKS — 96.1% (Continued)

	Hong Kong - 6.1%

62,500	AIA Group Ltd. - ADR	$2,520,281

60,850	Techtronic Industries Company Ltd. - ADR	6,048,490

		8,568,771

	India - 4.8%

35,200	HDFC Bank Ltd. - ADR	2,290,464

112,100	ICICI Bank Ltd. - ADR	2,218,459

89,000	Infosys Ltd. - ADR	2,252,590

		6,761,513

	Ireland - 4.7%

11,500	ICON plc(a)	3,561,550

23,700	Kerry Group plc - ADR	3,115,365

		6,676,915

	Israel - 3.0%

13,800	Nice Ltd. - ADR(a)	4,189,680

	Italy - 1.7%

297,000	Enel SpA - ADR	2,364,120

	Japan - 11.3%

70,000	FANUC Corporation - ADR	1,490,300

21,438	FUJIFILM Holdings Corporation - ADR	1,591,557

27,500	Hoya Corporation - ADR	4,113,175

95,300	Nippon Telegraph & Telephone Corporation - ADR	2,612,173

26,700	ORIX Corporation - ADR	2,717,526

56,000	Seven & i Holdings Company Ltd. - ADR	1,229,760

71,000	Shimano, Inc. - ADR	1,898,540

		15,653,031

	Netherlands - 9.1%

21,800	Adyen N.V. - ADR(a)	573,776

5,950	ASML Holding N.V. - ADR	4,737,033

13,000	NXP Semiconductors N.V.	2,961,140

108,000	Prosus N.V. - ADR	1,793,880

43,600	Yandex N.V., Class A(a)	2,637,800

		12,703,629

TIMOTHY PLAN INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

December 31, 2021

Shares		Fair Value

	COMMON STOCKS — 96.1% (Continued)

	Norway - 5.2%

99,000	DNB Bank ASA - ADR	$2,272,050

151,000	Equinor ASA - ADR	3,975,830

45,000	Mowi ASA - ADR	1,067,580

		7,315,460

	Portugal - 1.5%

438,000	Galp Energia SGPS S.A. - ADR	2,115,540

	Singapore - 2.9%

41,539	DBS Group Holdings Ltd. - ADR	4,044,237

	Spain - 2.5%

51,000	Amadeus IT Group S.A. - ADR(a)	3,453,720

	Sweden - 2.5%

58,500	Atlas Copco A.B. - ADR	3,486,600

	Switzerland - 2.6%

41,200	Alcon, Inc.	3,589,344

	Taiwan Province Of China - 2.2%

25,900	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	3,116,029

	United Kingdom - 4.4%

8,100	Ashtead Group plc - ADR	2,663,118

23,800	Rio Tinto plc - ADR	1,593,172

53,900	Smith & Nephew plc - ADR	1,866,018

		6,122,308

	TOTAL COMMON STOCKS (Cost $95,724,708)	134,403,565

TIMOTHY PLAN INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

December 31, 2021

Shares		Fair Value

	SHORT-TERM INVESTMENTS — 3.9%

	MONEY MARKET FUNDS - 3.9%

5,527,472	Fidelity Government Portfolio, Class I, 0.01% (Cost $5,527,472)(b)	$5,527,472

	TOTAL INVESTMENTS - 100.0% (Cost $101,252,180)	$139,931,037

	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.0%	48,352

	NET ASSETS - 100.0%	$139,979,389

ADR	- American Depositary Receipt

LTD	- Limited Company

NV	- Naamioze Vennootschap

OYJ	- Julkinen osakeyhtiö

PLC	- Public Limited Company

S.A.	- Société Anonyme

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of December 31, 2021.

TIMOTHY PLAN INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

DECEMBER 31, 2021

Diversification of Assets

Country	% of Net Assets

Japan	11.3%

France	9.3%

Netherlands	9.1%

Canada	8.4%

Hong Kong	6.1%

Norway	5.2%

India	4.8%

Ireland	4.7%

Germany	4.7%

United Kingdom	4.4%

Belgium	3.9%

Israel	3.0%

Singapore	2.9%

Switzerland	2.6%

Cayman Islands	2.5%

Sweden	2.5%

Spain	2.5%

Taiwan Province Of China	2.2%

Finland	2.0%

Italy	1.7%

Portugal	1.5%

Brazil	0.8%

Total	96.1%

Money Market Funds	3.9%

Other Assets Less Liabilities - Net	0.0%

Grand Total	100.0%

TIMOTHY PLAN LARGE/MID CAP GROWTH FUND

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Shares		Fair Value

	COMMON STOCKS — 78.3%

	AEROSPACE & DEFENSE - 1.0%

2,416	TransDigm Group, Inc.(a)	$1,537,252

	BANKING - 0.8%

10,774	Western Alliance Bancorp	1,159,821

	BIOTECH & PHARMA - 5.7%

18,734	Horizon Therapeutics plc(a)	2,018,776

6,572	Neurocrine Biosciences, Inc.(a)	559,737

7,104	Vertex Pharmaceuticals, Inc.(a)	1,560,038

18,691	Zoetis, Inc.	4,561,165

		8,699,716

	CABLE & SATELLITE - 1.5%

1,263	Cable One, Inc.	2,227,237

	CHEMICALS - 2.3%

16,730	FMC Corporation	1,838,459

4,997	Linde plc	1,731,111

		3,569,570

	CONSTRUCTION MATERIALS - 0.8%

12,695	Owens Corning	1,148,898

	DIVERSIFIED INDUSTRIALS - 1.8%

16,353	Emerson Electric Company	1,520,338

6,258	Honeywell International, Inc.	1,304,856

		2,825,194

	ELECTRIC UTILITIES - 1.3%

21,347	NextEra Energy, Inc.	1,992,956

	ELECTRICAL EQUIPMENT - 3.4%

26,732	Amphenol Corporation, Class A	2,337,981

13,796	Fortive Corporation	1,052,497

8,164	Trane Technologies plc	1,649,373

		5,039,851

TIMOTHY PLAN LARGE/MID CAP GROWTH FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

December 31, 2021

Shares		Fair Value

	COMMON STOCKS — 78.3% (Continued)

	HEALTH CARE FACILITIES & SERVICES - 1.4%

7,400	IQVIA Holdings, Inc.(a)	$2,087,836

	INSTITUTIONAL FINANCIAL SERVICES - 1.3%

14,572	Intercontinental Exchange, Inc.	1,993,012

	INSURANCE - 2.9%

15,754	Arthur J Gallagher & Company	2,672,982

56,896	Equitable Holdings, Inc.	1,865,620

		4,538,602

	LEISURE FACILITIES & SERVICES - 1.3%

1,160	Chipotle Mexican Grill, Inc.(a)	2,027,970

	MACHINERY - 1.8%

5,527	Caterpillar, Inc.	1,142,652

14,366	Oshkosh Corporation	1,619,192

		2,761,844

	MEDICAL EQUIPMENT & DEVICES - 5.7%

10,988	Baxter International, Inc.	943,210

5,002	Danaher Corporation	1,645,708

16,458	Edwards Lifesciences Corporation(a)	2,132,134

5,934	Insulet Corporation(a)	1,578,859

7,092	Intuitive Surgical, Inc.(a)	2,548,156

		8,848,067

	OIL & GAS PRODUCERS - 0.8%

17,181	ConocoPhillips	1,240,125

	RETAIL - CONSUMER STAPLES - 3.9%

6,208	Costco Wholesale Corporation	3,524,281

10,119	Dollar General Corporation	2,386,364

		5,910,645

	RETAIL - DISCRETIONARY - 8.1%

7,926	Burlington Stores, Inc.(a)	2,310,508

17,574	Dick’s Sporting Goods, Inc.	2,020,834

41,527	Foot Locker, Inc.	1,811,823

TIMOTHY PLAN LARGE/MID CAP GROWTH FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

December 31, 2021

Shares		Fair Value

	COMMON STOCKS — 78.3% (Continued)

	RETAIL - DISCRETIONARY - 8.1% (Continued)

9,092	Lowe’s Companies, Inc.	$2,350,100

3,742	Lululemon Athletica, Inc.(a)	1,464,806

3,364	O’Reilly Automotive, Inc.(a)	2,375,758

		12,333,829

	SEMICONDUCTORS - 13.2%

33,315	Advanced Micro Devices, Inc.(a)	4,794,028

7,318	Analog Devices, Inc.	1,286,285

5,155	Broadcom, Inc.	3,430,188

1,672	Lam Research Corporation	1,202,419

5,067	Monolithic Power Systems, Inc.	2,499,703

15,980	NVIDIA Corporation	4,699,877

10,302	NXP Semiconductors N.V.	2,346,590

		20,259,090

	SOFTWARE - 9.1%

2,794	HubSpot, Inc.(a)	1,841,665

5,008	Palo Alto Networks, Inc.(a)	2,788,254

25,788	Rapid7, Inc.(a)	3,034,990

4,306	ServiceNow, Inc.(a)	2,795,068

9,354	Synopsys, Inc.(a)	3,446,949

		13,906,926

	TECHNOLOGY HARDWARE - 2.7%

17,643	Seagate Technology Holdings plc	1,993,306

33,942	Western Digital Corporation(a)	2,213,358

		4,206,664

	TECHNOLOGY SERVICES - 5.8%

20,164	CDW Corporation/DE	4,129,184

5,066	EPAM Systems, Inc.(a)	3,386,368

12,608	Fidelity National Information Services, Inc.	1,376,163

		8,891,715

	TRANSPORTATION & LOGISTICS - 1.0%

21,625	Canadian Pacific Railway Ltd.	1,555,703

TIMOTHY PLAN LARGE/MID CAP GROWTH FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

December 31, 2021

Shares		Fair Value

	COMMON STOCKS — 78.3% (Continued)

	TRANSPORTATION EQUIPMENT - 0.7%

12,086	PACCAR, Inc.	$1,066,710

	TOTAL COMMON STOCKS (Cost $67,113,253)	119,829,233

	EXCHANGE-TRADED FUNDS — 18.2%

	EQUITY - 18.2%

647,000	Timothy Plan US Large/Mid Cap Core Enhanced ETF(b)	17,613,086

265,000	Timothy Plan US Large/Mid Cap Core ETF(b)	10,263,159

	TOTAL EXCHANGE-TRADED FUNDS (Cost $23,553,050)	27,876,245

	SHORT-TERM INVESTMENTS — 3.6%

	MONEY MARKET FUNDS - 3.6%

5,481,451	Fidelity Government Portfolio, Class I, 0.01% (Cost $5,481,451)(c)	5,481,451

	TOTAL INVESTMENTS - 100.1% (Cost $96,147,754)	$153,186,929

	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(108,371)

	NET ASSETS - 100.0%	$153,078,558

ETF	- Exchange-Traded Fund
LTD	- Limited Company
NV	- Naamioze Vennootschap
PLC	- Public Limited Company

(a)	Non-income producing security.

(b)	Affiliated Company.

(c)	Rate disclosed is the seven day effective yield as of December 31, 2021.

TIMOTHY PLAN SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Shares		Fair Value

	COMMON STOCKS — 87.7%

	AEROSPACE & DEFENSE - 1.7%

38,745	Moog, Inc., Class A	$3,137,183

	BANKING - 13.1%

92,008	Columbia Banking System, Inc.	3,010,502

44,834	Hilltop Holdings, Inc.	1,575,467

73,500	Provident Financial Services, Inc.	1,780,170

83,635	Renasant Corporation	3,173,948

64,396	Sandy Spring Bancorp, Inc.	3,096,160

108,476	Simmons First National Corporation, Class A	3,208,719

27,010	Triumph Bancorp, Inc.(a)	3,216,350

49,754	Trustmark Corporation	1,615,015

78,810	Veritex Holdings, Inc.	3,135,062

		23,811,393

	CHEMICALS - 5.5%

56,719	Avient Corporation	3,173,428

159,960	Ecovyst, Inc.	1,637,990

17,731	Innospec, Inc.	1,601,819

27,024	Stepan Company	3,358,813

		9,772,050

	ELECTRIC UTILITIES - 3.4%

73,193	Avista Corporation	3,109,971

52,382	NorthWestern Corporation	2,994,155

		6,104,126

	ENGINEERING & CONSTRUCTION - 1.7%

31,347	Comfort Systems USA, Inc.	3,101,472

	FOOD - 3.5%

154,521	Hostess Brands, Inc.(a)	3,155,319

20,455	J & J Snack Foods Corporation	3,231,072

		6,386,391

	FORESTRY, PAPER & WOOD PRODUCTS - 0.9%

17,693	UFP Industries, Inc.	1,627,933

TIMOTHY PLAN SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

December 31, 2021

Shares		Fair Value

	COMMON STOCKS — 87.7% (Continued)

	GAS & WATER UTILITIES - 1.0%

66,524	South Jersey Industries, Inc.	$1,737,607

	HEALTH CARE FACILITIES & SERVICES - 1.6%

179,793	Aveanna Healthcare Holdings, Inc.(a)	1,330,468

51,347	Patterson Companies, Inc.	1,507,035

		2,837,503

	HOME CONSTRUCTION - 4.5%

40,190	Century Communities, Inc.	3,287,140

59,796	Griffon Corporation	1,702,990

27,198	Masonite International Corporation(a)	3,208,004

		8,198,134

	HOUSEHOLD PRODUCTS - 1.8%

66,154	Central Garden & Pet Company, Class A(a)	3,165,469

	INDUSTRIAL INTERMEDIATE PROD - 0.9%

28,208	AZZ, Inc.	1,559,620

	INSTITUTIONAL FINANCIAL SERVICES - 4.3%

48,738	Moelis & Company, Class A	3,046,613

129,733	Perella Weinberg Partners	1,668,366

17,024	Piper Sandler Cos	3,038,954

		7,753,933

	INSURANCE - 1.8%

55,251	Argo Group International Holdings Ltd.	3,210,636

	LEISURE FACILITIES & SERVICES - 4.4%

81,304	Bloomin’ Brands, Inc.(a)	1,705,758

48,678	Chuy’s Holdings, Inc.(a)	1,466,181

36,580	Jack in the Box, Inc.	3,200,018

12,182	Papa John’s International, Inc.	1,625,932

		7,997,889

	MACHINERY - 6.0%

11,227	Alamo Group, Inc.	1,652,390

61,715	Altra Industrial Motion Corporation	3,182,642

TIMOTHY PLAN SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

December 31, 2021

Shares		Fair Value

	COMMON STOCKS — 87.7% (Continued)

	MACHINERY - 6.0% (Continued)

20,710	Astec Industries, Inc.	$1,434,582

34,776	Columbus McKinnon Corporation	1,608,738

68,593	Federal Signal Corporation	2,972,820

		10,851,172

	MEDICAL EQUIPMENT & DEVICES - 4.3%

54,478	Avanos Medical, Inc.(a)	1,888,752

21,431	CONMED Corporation	3,038,059

45,637	Merit Medical Systems, Inc.(a)	2,843,185

		7,769,996

	METALS & MINING - 1.8%

12,189	Encore Wire Corporation	1,744,246

62,629	Livent Corporation(a)	1,526,895

		3,271,141

	OIL & GAS PRODUCERS - 4.6%

76,736	Brigham Minerals, Inc.	1,618,362

66,059	PDC Energy, Inc.	3,222,358

53,135	Whiting Petroleum Corporation(a)	3,436,772

		8,277,492

	REAL ESTATE INVESTMENT TRUSTS - 6.8%

62,475	Community Healthcare Trust, Inc.	2,953,193

111,547	Plymouth Industrial REIT, Inc.	3,569,504

25,568	PotlatchDeltic Corporation	1,539,705

171,467	Summit Hotel Properties, Inc.(a)	1,673,518

128,167	Urban Edge Properties	2,435,173

		12,171,093

	REAL ESTATE OWNERS & DEVELOPERS - 1.7%

188,333	Radius Global Infrastructure, Inc., Class A(a)	3,032,161

	RETAIL - DISCRETIONARY - 4.5%

39,680	Academy Sports & Outdoors, Inc.(a)	1,741,952

53,145	Monro, Inc.	3,096,759

64,149	Sonic Automotive, Inc., Class A	3,172,168

		8,010,879

TIMOTHY PLAN SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

December 31, 2021

Shares		Fair Value

	COMMON STOCKS — 87.7% (Continued)

	SEMICONDUCTORS - 3.5%

120,374	Amkor Technology, Inc.	$2,984,071

108,709	Rambus, Inc.(a)	3,194,958

		6,179,029

	TECHNOLOGY HARDWARE - 2.8%

80,957	ADTRAN, Inc.	1,848,248

184,828	Viavi Solutions, Inc.(a)	3,256,670

		5,104,918

	TECHNOLOGY SERVICES - 1.6%

157,726	Repay Holdings Corporation(a)	2,881,654

	TOTAL COMMON STOCKS (Cost $132,553,015)	157,950,874

	EXCHANGE-TRADED FUNDS — 11.5%

	EQUITY - 11.5%

580,000	Timothy Plan US Small Cap Core ETF(b)	20,611,692

	TOTAL EXCHANGE-TRADED FUNDS (Cost $14,834,080)

	SHORT-TERM INVESTMENTS — 1.4%

	MONEY MARKET FUNDS - 1.4%

2,486,790	Fidelity Government Portfolio, Class I, 0.01% (Cost $2,486,790)(c)	2,486,790

	TOTAL INVESTMENTS - 100.6% (Cost $149,873,885)	$181,049,356

	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.6)%	(1,094,889)

	NET ASSETS - 100.0%	$179,954,467

ETF	- Exchange-Traded Fund

LTD	- Limited Company

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

(b)	Affiliated Company.

(c)	Rate disclosed is the seven day effective yield as of December 31, 2021.

TIMOTHY PLAN LARGE/MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Shares		Fair Value

	COMMON STOCKS — 74.5%

	AEROSPACE & DEFENSE - 2.0%

27,306	General Dynamics Corporation	$5,692,482

	BANKING - 3.5%

50,836	BOK Financial Corporation	5,362,689

46,118	Western Alliance Bancorp	4,964,603

		10,327,292

	CABLE & SATELLITE - 1.4%

2,382	Cable One, Inc.	4,200,538

	CHEMICALS - 4.1%

162,736	Huntsman Corporation	5,676,232

17,598	Sherwin-Williams Company (The)	6,197,311

		11,873,543

	DIVERSIFIED INDUSTRIALS - 3.7%

31,289	Eaton Corp PLC	5,407,364

24,572	Honeywell International, Inc.	5,123,508

		10,530,872

	ELECTRIC UTILITIES - 4.0%

90,068	CMS Energy Corporation	5,858,923

60,696	WEC Energy Group, Inc.	5,891,761

		11,750,684

	ELECTRICAL EQUIPMENT - 1.8%

210,398	Vertiv Holdings Company	5,253,638

	FOOD - 4.0%

38,411	J M Smucker Company (The)	5,216,982

65,484	McCormick & Company, Inc.	6,326,409

		11,543,391

	INSTITUTIONAL FINANCIAL SERVICES - 1.9%

40,067	Intercontinental Exchange, Inc.	5,479,964

TIMOTHY PLAN LARGE/MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

December 31, 2021

Shares		Fair Value

	COMMON STOCKS — 74.5% (Continued)

	INSURANCE - 1.8%

30,074	Arthur J Gallagher & Company	$5,102,656

	MACHINERY - 1.9%

28,566	Middleby Corporation (The)(a)	5,620,646

	MEDICAL EQUIPMENT & DEVICES - 5.0%

29,493	PerkinElmer, Inc.	5,929,862

21,538	STERIS plc	5,242,565

26,921	Zimmer Biomet Holdings, Inc.	3,420,044

		14,592,471

	OIL & GAS PRODUCERS - 4.6%

69,689	ConocoPhillips	5,030,152

45,199	EOG Resources, Inc.	4,015,027

55,915	Valero Energy Corporation	4,199,776

		13,244,955

	REAL ESTATE INVESTMENT TRUSTS - 3.8%

22,539	Crown Castle International Corporation	4,704,791

38,323	Prologis, Inc.	6,452,060

		11,156,851

	RETAIL - CONSUMER STAPLES - 1.9%

23,805	Dollar General Corporation	5,613,933

	RETAIL - DISCRETIONARY - 5.9%

8,006	O’Reilly Automotive, Inc.(a)	5,654,077

47,457	Ross Stores, Inc.	5,423,386

25,417	Tractor Supply Company	6,064,497

		17,141,960

	SEMICONDUCTORS - 11.1%

6,528	ASML Holding N.V. - ADR	5,197,202

10,180	Broadcom, Inc.	6,773,874

32,642	Lattice Semiconductor Corporation(a)	2,515,393

65,599	Microchip Technology, Inc.	5,711,049

13,819	Monolithic Power Systems, Inc.	6,817,327

TIMOTHY PLAN LARGE/MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

December 31, 2021

Shares		Fair Value

	COMMON STOCKS — 74.5% (Continued)

	SEMICONDUCTORS - 11.1% (Continued)

18,224	NVIDIA Corporation	$5,359,861

		32,374,706

	SOFTWARE - 6.7%

35,281	Cadence Design Systems, Inc.(a)	6,574,614

18,563	Synopsys, Inc.(a)	6,840,466

11,035	Tyler Technologies, Inc.(a)	5,936,278

		19,351,358

	TECHNOLOGY SERVICES - 1.8%

19,382	CACI International, Inc., Class A(a)	5,217,828

	TRANSPORTATION & LOGISTICS - 1.9%

22,487	Union Pacific Corporation	5,665,150

	TRANSPORTATION EQUIPMENT - 1.7%

54,561	Westinghouse Air Brake Technologies Corporation	5,025,614

	TOTAL COMMON STOCKS (Cost $147,168,959)	216,760,532

	EXCHANGE-TRADED FUNDS — 22.5%

	EQUITY - 22.5%

573,000	Timothy Plan High Dividend Stock Enhanced ETF(b)	15,442,293

442,500	Timothy Plan High Dividend Stock ETF(b)	14,381,648

687,000	Timothy Plan US Large/Mid Cap Core Enhanced ETF(b)	18,701,994

435,000	Timothy Plan US Large/Mid Cap Core ETF(b)	16,847,072

	TOTAL EXCHANGE-TRADED FUNDS (Cost $54,728,199)	65,373,007

TIMOTHY PLAN LARGE/MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

December 31, 2021

Shares		Fair Value

	SHORT-TERM INVESTMENTS — 3.1%

	MONEY MARKET FUNDS - 3.1%

9,064,906	Fidelity Government Portfolio, Class I, 0.01% (Cost $9,064,906)(c)	$9,064,906

	TOTAL INVESTMENTS - 100.1% (Cost $210,962,064)	$291,198,445

	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(282,105)

	NET ASSETS - 100.0%	$290,916,340

ETF	- Exchange-Traded Fund

NV	- Naamioze Vennootschap

PLC	- Public Limited Company

(a)	Non-income producing security.

(b)	Affiliated Company.

(c)	Rate disclosed is the seven day effective yield as of December 31, 2021.

TIMOTHY PLAN FIXED INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value

	CORPORATE BONDS — 23.2%

	CHEMICALS — 2.3%

1,212,000	LYB International Finance BV	4.0000	07/15/23	$1,266,881

1,570,000	Nutrien Ltd.	4.0000	12/15/26	1,719,779

				2,986,660

	ELECTRIC UTILITIES — 3.7%

2,205,000	American Electric Power Company, Inc.	3.2000	11/13/27	2,332,520

852,508	John Sevier Combined Cycle Generation, LLC	4.6260	01/15/42	1,040,575

855,000	National Rural Utilities Cooperative Finance	2.9500	02/07/24	886,342

442,000	WEC Energy Group, Inc.	3.5500	06/15/25	468,709

				4,728,146

	ELECTRICAL EQUIPMENT — 0.8%

1,000,000	ABB Finance USA, Inc.	2.8750	05/08/22	1,008,134

	GAS & WATER UTILITIES — 1.8%

2,185,000	NiSource, Inc.	3.4900	05/15/27	2,348,691

	INSTITUTIONAL FINANCIAL SERVICES — 0.9%

1,000,000	Cboe Global Markets, Inc.	3.6500	01/12/27	1,088,698

	MACHINERY — 0.6%

750,000	Eaton Corporation	2.7500	11/02/22	764,162

	OIL & GAS PRODUCERS — 5.9%

1,580,000	Columbia Pipeline Group, Inc.	4.5000	06/01/25	1,706,129

1,000,000	Enable Midstream Partners, L.P.	3.9000	05/15/24	1,044,998

2,240,000	Phillips 66 Partners, L.P.	3.6050	02/15/25	2,361,048

2,235,000	Sunoco Logistics Partners Operations, L.P.	4.2500	04/01/24	2,347,944

				7,460,119

	REAL ESTATE INVESTMENT TRUSTS — 3.2%

1,520,000	Digital Realty Trust, L.P.	3.7000	08/15/27	1,649,550

2,200,000	Healthpeak Properties, Inc.	3.5000	07/15/29	2,390,089

				4,039,639

	RETAIL - CONSUMER STAPLES — 1.4%

1,575,000	Dollar General Corporation	4.1250	05/01/28	1,753,309

TIMOTHY PLAN FIXED INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

December 31, 2021

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value

	CORPORATE BONDS — 23.2% (Continued)

	TRANSPORTATION & LOGISTICS — 2.6%

1,000,000	Canadian Pacific Railway Company	2.9000	02/01/25	$1,041,283

2,190,000	CSX Corporation	3.2500	06/01/27	2,351,652

				3,392,935

	TOTAL CORPORATE BONDS (Cost $28,658,255)			29,570,493

	NON U.S. GOVERNMENT & AGENCIES — 3.9%

	GOVERNMENT GUARANTEED — 0.7%

865,000	Kreditanstalt fuer Wiederaufbau	2.1250	06/15/22	871,927

	LOCAL AUTHORITY — 2.5%

2,235,000	Province of Ontario Canada	2.5000	04/27/26	2,341,317

865,000	Province of Quebec Canada	2.3750	01/31/22	866,315

				3,207,632

	SUPRANATIONAL — 0.7%

855,000	European Investment Bank	2.3750	06/15/22	863,062

	TOTAL NON U.S. GOVERNMENT & AGENCIES (Cost $4,915,861)			4,942,621

	U.S. GOVERNMENT & AGENCIES — 70.5%

	AGENCY FIXED RATE — 27.3%

1,575,564	Fannie Mae Pool FM5537	2.0000	01/01/36	1,615,682

1,239,930	Fannie Mae Pool MA4316	2.5000	04/01/36	1,290,555

1,321,805	Fannie Mae Pool MA4329	2.0000	05/01/36	1,355,965

1,671,882	Fannie Mae Pool MA4333	2.0000	05/01/41	1,700,159

819,117	Fannie Mae Pool MA4366	2.5000	06/01/41	846,128

480,171	Fannie Mae Pool MA4475	2.5000	10/01/41	496,149

1,198,422	Fannie Mae Pool FM4053	2.5000	08/01/50	1,228,426

1,556,339	Fannie Mae Pool CA8897	3.0000	02/01/51	1,639,325

1,154,032	Fannie Mae Pool MA4258	3.5000	02/01/51	1,221,680

TIMOTHY PLAN FIXED INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

December 31, 2021

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value

	U.S. GOVERNMENT & AGENCIES — 70.5% (Continued)

	AGENCY FIXED RATE — 27.3% (Continued)

510,100	Fannie Mae Pool FM6550	2.0000	03/01/51	$511,329

1,050,386	Fannie Mae Pool CB0855	3.0000	06/01/51	1,101,343

909,839	Fannie Mae Pool CB0867	3.5000	06/01/51	966,442

23,720	Ginnie Mae I Pool 723248	5.0000	10/15/39	27,510

294,092	Ginnie Mae I Pool 783060	4.0000	08/15/40	317,982

111,156	Ginnie Mae I Pool 783403	3.5000	09/15/41	118,826

138,972	Ginnie Mae II Pool 4520	5.0000	08/20/39	157,128

180,417	Ginnie Mae II Pool 4947	5.0000	02/20/41	203,994

340,189	Ginnie Mae II Pool MA3376	3.5000	01/20/46	360,141

217,273	Ginnie Mae II Pool MA3596	3.0000	04/20/46	226,804

591,706	Ginnie Mae II Pool MA3663	3.5000	05/20/46	623,248

214,745	Ginnie Mae II Pool MA3736	3.5000	06/20/46	226,297

364,802	Ginnie Mae II Pool MA4004	3.5000	10/20/46	384,698

241,421	Ginnie Mae II Pool MA4509	3.0000	06/20/47	252,431

299,048	Ginnie Mae II Pool MA4652	3.5000	08/20/47	314,202

374,056	Ginnie Mae II Pool MA4719	3.5000	09/20/47	394,200

381,735	Ginnie Mae II Pool MA4778	3.5000	10/20/47	402,966

309,629	Ginnie Mae II Pool MA4901	4.0000	12/20/47	330,209

270,398	Ginnie Mae II Pool MA4963	4.0000	01/20/48	288,371

275,500	Ginnie Mae II Pool MA6092	4.5000	08/20/49	291,239

310,184	Ginnie Mae II Pool MA6156	4.5000	09/20/49	327,738

763,486	Ginnie Mae II Pool BN2662	3.0000	10/20/49	791,926

283,002	Ginnie Mae II Pool MA6221	4.5000	10/20/49	299,456

286,268	Ginnie Mae II Pool MA6477	4.5000	02/20/50	303,274

434,291	Ginnie Mae II Pool MA6478	5.0000	02/20/50	467,855

456,148	Ginnie Mae II Pool MA6544	4.5000	03/20/50	481,434

322,048	Ginnie Mae II Pool MA6545	5.0000	03/20/50	346,114

421,138	Ginnie Mae II Pool MA6600	3.5000	04/20/50	439,509

361,635	Ginnie Mae II Pool MA6601	4.0000	04/20/50	382,447

348,047	Ginnie Mae II Pool MA6603	5.0000	04/20/50	374,059

1,281,633	Ginnie Mae II Pool MA7255	2.5000	03/20/51	1,315,254

682,822	Ginnie Mae II Pool MA7370	4.0000	05/20/51	719,692

910,265	Ginnie Mae II Pool MA7418	2.5000	06/20/51	934,145

1,667,017	Ginnie Mae II Pool MA7419	3.0000	06/20/51	1,727,948

TIMOTHY PLAN FIXED INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

December 31, 2021

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value

	U.S. GOVERNMENT & AGENCIES — 70.5% (Continued)

	AGENCY FIXED RATE — 27.3% (Continued)

1,338,641	Ginnie Mae II Pool MA7472	2.5000	07/20/51	$1,373,757

1,465,069	Ginnie Mae II Pool CE1974	3.0000	08/20/51	1,533,916

1,228,662	Ginnie Mae II Pool CE1990	2.5000	09/20/51	1,262,033

1,500,436	Ginnie Mae II Pool MA7705	2.5000	11/20/51	1,539,797

1,215,000	Ginnie Mae II Pool MA7768	3.0000	12/20/51	1,263,311

				34,777,094

	U.S. TREASURY BILLS — 20.2%

6,875,000	United States Treasury Note	0.6250	07/31/26	6,689,429

7,350,000	United States Treasury Note	1.2500	09/30/28	7,271,332

8,925,000	United States Treasury Note	1.7500	08/15/41	8,683,745

3,100,000	United States Treasury Note	2.0000	08/15/51	3,175,563

				25,820,069

	U.S. TREASURY NOTES — 23.0%

7,520,000	United States Treasury Note	2.2500	11/15/24	7,799,063

8,680,000	United States Treasury Note	2.0000	08/15/25	8,956,675

12,920,000	United States Treasury Note	1.2500	08/15/31	12,650,497

				29,406,235

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $90,185,101)			90,003,398

Shares

	SHORT-TERM INVESTMENTS — 2.3%

	MONEY MARKET FUNDS - 2.3%

2,922,158	Fidelity Government Portfolio, Class I, 0.01% (Cost $2,922,158)(a)			2,922,158

	TOTAL INVESTMENTS - 99.9% (Cost $126,681,375)			$127,438,670

	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.1%			153,533

	NET ASSETS - 100.0%			$127,592,203

LLC	- Limited Liability Company
LP	- Limited Partnership
LTD	- Limited Company
REIT	- Real Estate Investment Trust

(a)	Rate disclosed is the seven day effective yield as of December 31, 2021.

TIMOTHY PLAN HIGH YIELD BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Shares				Fair Value

	PREFERRED STOCKS — 0.3%

	INDUSTRIAL SUPPORT SERVICES - 0.3%

17,500	WESCO International, Inc. - Series A			$536,375

	TOTAL PREFERRED STOCKS (Cost $463,059)

Principal Amount ($)		Coupon Rate (%)	Maturity

	CONVERTIBLE BONDS — 2.0%

	SPECIALTY FINANCE — 2.0%

2,275,000	MGIC Investment Corporation(b)	9.0000	04/01/63	3,059,875

	TOTAL CONVERTIBLE BONDS (Cost $3,027,406)

	CORPORATE BONDS — 90.4%

	AEROSPACE & DEFENSE — 0.3%

500,000	Spirit AeroSystems, Inc.(b)	5.5000	01/15/25	518,628

	ASSET MANAGEMENT — 1.5%

250,000	Icahn Enterprises, L.P. / Icahn Enterprises	4.7500	09/15/24	259,704

1,000,000	Icahn Enterprises, L.P. / Icahn Enterprises	6.2500	05/15/26	1,042,805

1,000,000	Icahn Enterprises, L.P. / Icahn Enterprises	4.3750	02/01/29	976,515

				2,279,024

	AUTOMOTIVE — 2.1%

500,000	Adient Global Holdings Ltd.(b)	4.8750	08/15/26	510,645

522,000	Clarios Global, L.P. / Clarios US Finance Company(b)	6.2500	05/15/26	546,803

1,000,000	Clarios Global, L.P. / Clarios US Finance Company(b)	8.5000	05/15/27	1,061,285

1,000,000	Goodyear Tire & Rubber Company (The)	5.6250	04/30/33	1,092,710

				3,211,443

	BIOTECH & PHARMA — 3.0%

250,000	Bausch Health Companies, Inc.(b)	5.0000	01/30/28	230,394

750,000	Bausch Health Companies, Inc.(b)	4.8750	06/01/28	768,233

125,000	Bausch Health Companies, Inc.(b)	5.0000	02/15/29	110,508

1,000,000	Bausch Health Companies, Inc.(b)	5.2500	01/30/30	881,549

50,000	Bausch Health Companies, Inc.(b)	5.2500	02/15/31	44,015

TIMOTHY PLAN HIGH YIELD BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

December 31, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value

	CORPORATE BONDS — 90.4% (Continued)

	BIOTECH & PHARMA — 3.0% (Continued)

2,500,000	Emergent BioSolutions, Inc.(b)		3.8750	08/15/28	$2,403,212

250,000	Jazz Securities DAC(b)		4.3750	01/15/29	259,293

					4,697,204

	CHEMICALS — 6.2%

3,000,000	Chemours Company (The)(b)		4.6250	11/15/29	2,981,294

1,500,000	Diamond BC BV(b)		4.6250	10/01/29	1,490,228

1,500,000	Koppers, Inc.(b)		6.0000	02/15/25	1,527,795

1,000,000	Olin Corporation		5.6250	08/01/29	1,084,790

2,000,000	Polar US Borrower, LLC / Schenectady International(b)		6.7500	05/15/26	1,967,080

500,000	WR Grace Holdings, LLC(b)		5.6250	08/15/29	513,125

					9,564,312

	COMMERCIAL SUPPORT SERVICES — 6.2%

1,125,000	Allied Universal Holdco, LLC / Allied Universal(b)		4.6250	06/01/28	1,126,266

125,000	Atlas LuxCompany 4 S.A.RL / Allied Universal(b)		4.6250	06/01/28	122,875

2,000,000	Covanta Holding Corporation		5.0000	09/01/30	2,044,350

1,000,000	Covert Mergeco, Inc.(b)		4.8750	12/01/29	1,016,520

2,550,000	GFL Environmental Inc(b)		4.0000	08/01/28	2,503,321

50,000	GFL Environmental, Inc.(b)		4.7500	06/15/29	50,514

250,000	GFL Environmental, Inc.(b)		4.3750	08/15/29	248,035

500,000	Sotheby’s/Bidfair Holdings, Inc.(b)		5.8750	06/01/29	510,710

2,200,000	Waste Pro USA, Inc.(b)		5.5000	02/15/26	2,191,288

					9,813,879

	CONSTRUCTION MATERIALS — 0.8%

250,000	Cemex S.A.B. de C.V.(b)		3.8750	07/11/31	249,479

1,000,000	Standard Industries, Inc.(b)		5.0000	02/15/27	1,030,635

					1,280,114

	CONSUMER SERVICES — 2.3%

2,000,000	PROG Holdings, Inc.(b)		6.0000	11/15/29	2,060,760

1,500,000	Rent-A-Center, Inc.(b)		6.3750	02/15/29	1,565,880

					3,626,640

	CONTAINERS & PACKAGING — 5.0%

1,750,000	Canpack S.A. / Canpack US, LLC(b)		3.8750	11/15/29	1,711,088

1,000,000	Graham Packaging Company, Inc.(b)		7.1250	08/15/28	1,036,500

500,000	Graphic Packaging International, LLC(b)		3.7500	02/01/30	506,068

TIMOTHY PLAN HIGH YIELD BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

December 31, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value

	CORPORATE BONDS — 90.4% (Continued)

	CONTAINERS & PACKAGING — 5.0% (Continued)

1,250,000	LABL, Inc.(b)		5.8750	11/01/28	$1,290,625

750,000	LABL, Inc.(b)		8.2500	11/01/29	755,569

1,250,000	Pactiv Evergreen Group Issuer, LLC / Pactiv(b)		4.3750	10/15/28	1,242,519

1,250,000	TriMas Corporation(b)		4.1250	04/15/29	1,254,975

					7,797,344

	ELECTRIC UTILITIES — 1.6%

250,000	NRG Energy Inc(b)		3.3750	02/15/29	245,334

250,000	NRG Energy Inc(b)		3.6250	02/15/31	244,178

1,000,000	Vistra Corporation(a),(b)	H15T5Y + 5.740%	7.0000	06/15/70	1,014,594

750,000	Vistra Operations Company, LLC(b)		5.6250	02/15/27	773,449

250,000	Vistra Operations Company, LLC(b)		4.3750	05/01/29	250,911

					2,528,466

	ELECTRICAL EQUIPMENT — 0.7%

500,000	BWX Technologies, Inc.(b)		4.1250	06/30/28	508,217

500,000	BWX Technologies, Inc.(b)		4.1250	04/15/29	506,968

					1,015,185

	ENGINEERING & CONSTRUCTION — 1.1%

1,694,000	Dycom Industries, Inc.(b)		4.5000	04/15/29	1,728,591

	FORESTRY, PAPER & WOOD PRODUCTS — 1.1%

1,750,000	Mercer International, Inc.		5.1250	02/01/29	1,790,355

	GAS & WATER UTILITIES — 0.7%

1,000,000	Suburban Propane Partners, L.P./Suburban Energy		5.8750	03/01/27	1,035,905

	HEALTH CARE FACILITIES & SERVICES — 3.8%

1,391,000	Ardent Health Services, Inc.(b)		5.7500	07/15/29	1,380,845

500,000	Catalent Pharma Solutions, Inc.(b)		3.1250	02/15/29	493,918

750,000	Legacy LifePoint Health, LLC(b)		4.3750	02/15/27	756,428

250,000	LifePoint Health, Inc.(b)		5.3750	01/15/29	249,110

100,000	Option Care Health, Inc.(b)		4.3750	10/31/29	100,403

1,000,000	Tenet Healthcare Corporation(b)		6.2500	02/01/27	1,036,355

500,000	Tenet Healthcare Corporation(b)		4.3750	01/15/30	507,233

TIMOTHY PLAN HIGH YIELD BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

December 31, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value

	CORPORATE BONDS — 90.4% (Continued)

	HEALTH CARE FACILITIES & SERVICES — 3.8% (Continued)

1,185,000	Vizient, Inc.(b)		6.2500	05/15/27	$1,238,028

					5,762,320

	HOME & OFFICE PRODUCTS — 0.6%

500,000	Scotts Miracle-Gro Company (The)(b)		4.0000	04/01/31	494,488

500,000	Scotts Miracle-Gro Company (The)(b)		4.3750	02/01/32	499,507

					993,995

	HOME CONSTRUCTION — 5.2%

500,000	Ashton Woods USA, LLC / Ashton Woods Finance(b)		6.6250	01/15/28	529,260

1,500,000	Ashton Woods USA, LLC / Ashton Woods Finance(b)		4.6250	08/01/29	1,483,523

1,250,000	Ashton Woods USA, LLC / Ashton Woods Finance(b)		4.6250	04/01/30	1,230,019

2,542,000	Interface Inc.(b)		5.5000	12/01/28	2,666,493

1,500,000	STL Holding Company, LLC(b)		7.5000	02/15/26	1,586,250

500,000	Weekley Homes, LLC / Weekley Finance Corporation(b)		4.8750	09/15/28	515,755

					8,011,300

	INDUSTRIAL INTERMEDIATE PROD — 0.1%

125,000	Roller Bearing Company of America, Inc.(b)		4.3750	10/15/29	127,656

	INDUSTRIAL SUPPORT SERVICES — 0.2%

250,000	BCPE Empire Holdings, Inc.(b)		7.6250	05/01/27	255,518

	INSTITUTIONAL FINANCIAL SERVICES — 1.4%

1,750,000	LPL Holdings, Inc.(b)		4.0000	03/15/29	1,794,476

500,000	LPL Holdings, Inc.(b)		4.3750	05/15/31	511,988

					2,306,464

	LEISURE FACILITIES & SERVICES — 0.3%

500,000	Papa John’s International, Inc.(b)		3.8750	09/15/29	498,238

	LEISURE PRODUCTS — 0.3%

500,000	Vista Outdoor, Inc.(b)		4.5000	03/15/29	503,883

	MACHINERY — 0.4%

250,000	Madison IAQ, LLC(b)		4.1250	06/30/28	250,994

375,000	OT Merger Corporation(b)		7.8750	10/15/29	369,433

					620,427

TIMOTHY PLAN HIGH YIELD BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

December 31, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value

	CORPORATE BONDS — 90.4% (Continued)

	MEDICAL EQUIPMENT & DEVICES — 0.6%

500,000	Mozart Debt Merger Sub, Inc.(b)		3.8750	04/01/29	$499,235

500,000	Mozart Debt Merger Sub, Inc.(b)		5.2500	10/01/29	507,860

					1,007,095

	METALS & MINING — 1.2%

1,000,000	Compass Minerals International, Inc.(b)		6.7500	12/01/27	1,060,245

750,000	Kaiser Aluminum Corporation(b)		4.5000	06/01/31	738,949

					1,799,194

	OIL & GAS PRODUCERS — 10.0%

1,500,000	Colgate Energy Partners III, LLC(b)		5.8750	07/01/29	1,547,130

1,572,000	CQP Holdco, L.P. / BIP-V Chinook Holdco, LLC(b)		5.5000	06/15/31	1,643,243

250,000	Crestwood Midstream Partners, L.P. / Crestwood		5.7500	04/01/25	255,875

1,500,000	Crestwood Midstream Partners, L.P. / Crestwood(b)		5.6250	05/01/27	1,529,625

500,000	DCP Midstream Operating, L.P.(a),(b)	ICE LIBOR USD 3 Month + 3.850%	5.8500	05/21/43	487,085

250,000	DT Midstream, Inc.(b)		4.1250	06/15/29	256,354

750,000	DT Midstream, Inc.(b)		4.3750	06/15/31	781,155

500,000	Genesis Energy, L.P. / Genesis Energy Finance		7.7500	02/01/28	504,458

1,000,000	Global Partners, L.P. / GLP Finance Corporation		7.0000	08/01/27	1,038,500

125,000	Howard Midstream Energy Partners, LLC(b)		6.7500	01/15/27	128,241

1,000,000	ITT Holdings, LLC(b)		6.5000	08/01/29	991,640

2,000,000	Midwest Connector Capital Company, LLC(b)		4.6250	04/01/29	2,158,991

1,000,000	NuStar Logistics, L.P. B		5.6250	04/28/27	1,058,500

1,000,000	PBF Holding Company, LLC / PBF Finance Corporation(b)		9.2500	05/15/25	952,355

775,000	PBF Holding Company, LLC / PBF Finance Corporation		7.2500	06/15/25	550,048

500,000	PBF Holding Company, LLC / PBF Finance Corporation		6.0000	02/15/28	321,978

1,250,000	Targa Resources Partners, L.P. / Targa Resources		5.5000	03/01/30	1,367,725

					15,572,903

	PUBLISHING & BROADCASTING — 1.8%

500,000	Gray Escrow II, Inc.(b)		5.3750	11/15/31	515,273

500,000	Gray Television, Inc.(b)		7.0000	05/15/27	534,920

1,750,000	Gray Television, Inc.(b)		4.7500	10/15/30	1,742,046

					2,792,239

	REAL ESTATE INVESTMENT TRUSTS — 4.2%

1,000,000	Diversified Healthcare Trust		9.7500	06/15/25	1,083,215

TIMOTHY PLAN HIGH YIELD BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

December 31, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value

	CORPORATE BONDS — 90.4% (Continued)

	REAL ESTATE INVESTMENT TRUSTS — 4.2% (Continued)

2,125,000	GEO Group, Inc. (The)		5.1250	04/01/23	$2,026,347

1,500,000	iStar, Inc.		5.5000	02/15/26	1,554,180

1,250,000	Service Properties Trust		7.5000	09/15/25	1,355,837

500,000	Service Properties Trust		5.5000	12/15/27	513,860

					6,533,439

	REAL ESTATE OWNERS & DEVELOPERS — 2.4%

3,749,000	Howard Hughes Corporation (The)(b)		4.3750	02/01/31	3,792,039

	RETAIL - CONSUMER STAPLES — 0.1%

100,000	Ingles Markets, Inc.(b)		4.0000	06/15/31	100,894

	RETAIL - DISCRETIONARY — 2.7%

1,550,000	Beacon Roofing Supply, Inc.(b)		4.1250	05/15/29	1,551,526

500,000	Ken Garff Automotive, LLC(b)		4.8750	09/15/28	501,385

250,000	Lithia Motors, Inc.(b)		3.8750	06/01/29	255,631

500,000	Lithia Motors, Inc.(b)		4.3750	01/15/31	534,468

1,300,000	Sonic Automotive, Inc.(b)		4.8750	11/15/31	1,314,567

					4,157,577

	SOFTWARE — 1.3%

1,000,000	Crowdstrike Holdings, Inc.		3.0000	02/15/29	989,055

1,000,000	Twilio, Inc.		3.6250	03/15/29	1,010,390

					1,999,445

	SPECIALTY FINANCE — 14.4%

500,000	AerCap Global Aviation Trust(a),(b)	ICE LIBOR USD 3 Month + 4.300%	6.5000	06/15/45	540,713

3,000,000	Air Lease Corporation(a)	H15T5Y + 4.076%	4.6500	06/15/70	3,116,249

1,000,000	Alliance Data Systems Corp.(b)		7.0000	01/15/26	1,051,095

2,500,000	Burford Capital Global Finance, LLC(b)		6.2500	04/15/28	2,659,899

115,000	Freedom Mortgage Corporation(b)		8.1250	11/15/24	116,557

786,000	Freedom Mortgage Corporation(b)		8.2500	04/15/25	805,485

500,000	Freedom Mortgage Corporation(b)		7.6250	05/01/26	511,150

1,000,000	Freedom Mortgage Corporation(b)		6.6250	01/15/27	978,540

2,955,000	ILFC E-Capital Trust I(a),(b)	N/A + 1.550%	3.3700	12/21/65	2,438,555

1,500,000	ILFC E-Capital Trust II(a),(b)	N/A + 1.800%	3.6200	12/21/65	1,286,250

TIMOTHY PLAN HIGH YIELD BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

December 31, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value

	CORPORATE BONDS — 90.4% (Continued)

	SPECIALTY FINANCE — 14.4% (Continued)

750,000	Ladder Capital Finance Holdings LLLP / Ladder(b)		4.2500	02/01/27	$755,753

1,700,000	LFS Topco, LLC(b)		5.8750	10/15/26	1,757,018

1,000,000	MGIC Investment Corporation		5.2500	08/15/28	1,051,415

500,000	Nationstar Mortgage Holdings, Inc. Series 144A(b)		6.0000	01/15/27	521,398

750,000	Nationstar Mortgage Holdings, Inc.(b)		5.5000	08/15/28	766,133

750,000	Nationstar Mortgage Holdings, Inc.(b)		5.7500	11/15/31	747,304

300,000	Navient Corporation		7.2500	09/25/23	323,550

3,000,000	New Residential Investment Corporation(b)		6.2500	10/15/25	3,016,409

125,000	PHH Mortgage Corporation(b)		7.8750	03/15/26	129,369

					22,572,842

	STEEL — 2.1%

1,500,000	Allegheny Technologies, Inc.		5.1250	10/01/31	1,513,410

1,759,000	TMS International Corporation(b)		6.2500	04/15/29	1,752,676

					3,266,086

	TECHNOLOGY HARDWARE — 1.5%

1,000,000	CommScope, Inc.(b)		8.2500	03/01/27	1,028,070

750,000	CommScope, Inc.(b)		7.1250	07/01/28	737,936

500,000	TTM Technologies, Inc.(b)		4.0000	03/01/29	497,633

					2,263,639

	TECHNOLOGY SERVICES — 0.8%

260,000	Fair Isaac Corporation(b)		4.0000	06/15/28	267,613

250,000	HealthEquity, Inc.(b)		4.5000	10/01/29	247,813

500,000	MSCI, Inc.(b)		3.6250	11/01/31	519,467

250,000	MSCI, Inc.(b)		3.2500	08/15/33	253,201

					1,288,094

	TRANSPORTATION & LOGISTICS — 0.8%

1,250,000	First Student Bidco, Inc. / First Transit Parent,(b)		4.0000	07/31/29	1,216,894

	TRANSPORTATION EQUIPMENT — 0.4%

500,000	Trinity Industries, Inc.		4.5500	10/01/24	524,555

125,000	Wabash National Corporation(b)		4.5000	10/15/28	126,406

					650,961

	WHOLESALE - CONSUMER STAPLES — 1.2%

1,500,000	United Natural Foods, Inc.(b)		6.7500	10/15/28	1,608,412

TIMOTHY PLAN HIGH YIELD BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

December 31, 2021

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value

	CORPORATE BONDS — 90.4% (Continued)

	WHOLESALE - CONSUMER STAPLES — 1.2% (Continued)

295,000	US Foods, Inc.(b)	4.6250	06/01/30	$298,437

				1,906,849

	TOTAL CORPORATE BONDS (Cost $137,972,607)			140,887,081

Shares

	SHORT-TERM INVESTMENTS — 6.0%

	MONEY MARKET FUNDS - 6.0%

9,359,328	Fidelity Government Portfolio, CLASS I, 0.01% (Cost $9,359,328)(c)			9,359,328

	TOTAL INVESTMENTS - 98.7% (Cost $150,822,400)			$153,842,659

	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.3%			2,066,850

	NET ASSETS - 100.0%			$155,909,509

LLC	- Limited Liability Company
LP	- Limited Partnership
LTD	- Limited Company
MSCI	- Morgan Stanley Capital International
REIT	- Real Estate Investment Trust

H15T5Y	US Treasury Yield Curve Rate T Note Constant Maturity 5 Year
ICE LIBOR USD 3
Month	ICE LIBOR USD 3 Month

(a)	Variable rate security; the rate shown represents the rate on December 31, 2021.

(b)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2021 the total market value of 144A securities is 114,460,675 or 73.4% of net assets.

(c)	Rate disclosed is the seven day effective yield as of December 31, 2021.

TIMOTHY PLAN DEFENSIVE STRATEGIES FUND

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Shares		Fair Value

	CLOSED END FUNDS — 4.5%

	COMMODITY - 4.5%

369,000	Sprott Physical Silver Trust(a)	$2,959,380

	TOTAL CLOSED END FUNDS (Cost $3,475,241)

	COMMON STOCKS — 43.6%

	AEROSPACE & DEFENSE - 0.2%

4,499	Suez S.A.	101,353

	AUTOMOTIVE - 0.1%

2,400	NGK Insulators Ltd.	40,516

	CHEMICALS - 2.9%

5,103	CF Industries Holdings, Inc.	361,190

1,297	Chemours Company (The)	43,527

6,651	Corteva, Inc.	314,459

1,605	FMC Corporation	176,373

3,251	K+S A.G.(a)	56,140

6,226	Mosaic Company (The)	244,620

6,826	Nutrien Ltd.	513,315

682	OCI N.V.(a)	17,854

1,463	Sasol Ltd. - ADR(a)	23,993

3,679	Sociedad Quimica y Minera de Chile S.A. - ADR	185,532

		1,937,003

	CONSTRUCTION MATERIALS - 0.2%

3,200	AGC, Inc.	152,560

	DIVERSIFIED INDUSTRIALS - 0.1%

638	Pentair plc	46,593

	ELECTRIC UTILITIES - 0.2%

865	Neoen S.A.(a)	37,537

503	Ormat Technologies, Inc.	39,888

TIMOTHY PLAN DEFENSIVE STRATEGIES FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

December 31, 2021

Shares		Fair Value

	COMMON STOCKS — 43.6% (Continued)

	ELECTRIC UTILITIES - 0.2% (Continued)

1,700	RENOVA, Inc.(a)	$30,736

		108,161

	ELECTRICAL EQUIPMENT - 0.1%

237	Watts Water Technologies, Inc., Class A	46,018

	FOOD - 0.9%

428	Bakkafrost P/F	28,325

1,762	Beyond Meat, Inc.(a)	114,812

8,982	BRF S.A. - ADR(a)	36,736

545	Cal-Maine Foods, Inc.	20,160

948	Darling Ingredients, Inc.(a)	65,687

1,365	Ingredion, Inc.	131,913

1,100	Maple Leaf Foods, Inc.	25,481

600	Morinaga Milk Industry Company Ltd.	28,449

4,700	Nippon Suisan Kaisha Ltd.	22,162

1,279	Pilgrim’s Pride Corporation(a)	36,068

554	Sanderson Farms, Inc.	105,858

		615,651

	FORESTRY, PAPER & WOOD PRODUCTS - 0.1%

600	Canfor Corporation(a)	15,229

3,200	Sumitomo Forestry Company Ltd	61,857

		77,086

	GAS & WATER UTILITIES - 1.0%

403	American States Water Company	41,686

671	American Water Works Company, Inc.	126,725

437	California Water Service Group	31,403

5,672	Cia de Saneamento Basico do Estado de Sao Paulo - ADR	41,632

539	Essential Utilities, Inc.	28,939

885	Pennon Group plc	13,989

1,154	Severn Trent plc	46,063

1,944	United Utilities Group plc	28,674

8,059	Veolia Environnement S.A.	295,653

		654,764

TIMOTHY PLAN DEFENSIVE STRATEGIES FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

December 31, 2021

Shares		Fair Value

	COMMON STOCKS — 43.6% (Continued)

	HEALTH CARE FACILITIES & SERVICES - 0.4%

48,754	Brookdale Senior Living, Inc.(a)	$251,571

	INTERNET MEDIA & SERVICES - 0.0%(b)

944	PhosAgro PJSC - ADR	20,372

	MACHINERY - 1.3%

1,078	AGCO Corporation	125,070

7,592	CNH Industrial N.V.	147,513

1,028	Deere & Company	352,491

291	Evoqua Water Technologies Corporation(a)	13,604

11,700	Kubota Corporation	259,441

700	Kurita Water Industries Ltd.	33,190

		931,309

	METALS & MINING - 5.1%

1,501	Agnico Eagle Mines Ltd.	79,763

8,525	Alamos Gold, Inc., Class A	65,557

2,243	Anglo American plc	91,627

2,708	AngloGold Ashanti Ltd. - ADR	56,814

1,391	Antofagasta plc	25,218

47,220	B2Gold Corporation	185,576

2,748	BHP Group Ltd. - ADR	165,842

234	BHP Group plc - ADR	13,986

2,352	Cameco Corporation	51,297

3,247	Cia de Minas Buenaventura S.A.A - ADR(a)	23,768

964	Cleveland-Cliffs, Inc.(a)	20,986

413	Compass Minerals International, Inc.	21,096

3,700	Endeavour Mining plc	81,226

6,434	First Majestic Silver Corporation	71,482

2,600	First Quantum Minerals Ltd.	62,306

542	Franco-Nevada Corporation	74,953

5,447	Freeport-McMoRan, Inc.	227,304

8,858	Gold Fields Ltd. - ADR	97,349

14,688	Hecla Mining Company	76,671

2,400	Hudbay Minerals, Inc.	17,404

TIMOTHY PLAN DEFENSIVE STRATEGIES FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

December 31, 2021

Shares		Fair Value

	COMMON STOCKS — 43.6% (Continued)

	METALS & MINING - 5.1% (Continued)

9,500	Ivanhoe Mines Ltd.(a)	$77,615

21,177	Kinross Gold Corporation	123,038

4,202	Kirkland Lake Gold Ltd.	176,343

1,334	Lithium Americas Corporation(a)	38,846

3,123	Livent Corporation(a)	76,139

10,100	Lundin Mining Corporation	78,999

619	MMC Norilsk Nickel PJSC - ADR	19,146

4,743	Newmont Corporation	294,162

3,416	Pan American Silver Corporation	85,298

3,028	Rio Tinto plc - ADR	202,694

730	Royal Gold, Inc.	76,803

1,144	Southern Copper Corporation	70,596

5,543	SSR Mining, Inc.	98,111

2,300	Sumitomo Metal Mining Company Ltd.	86,883

2,143	Teck Resources Ltd., Class B	61,805

3,323	Turquoise Hill Resources Ltd.(a)	54,663

10,403	Vale S.A. - ADR	145,850

98	Wheaton Precious Metals Corporation	4,207

8,737	Yamana Gold, Inc.	36,870

		3,318,293

	OIL & GAS PRODUCERS - 5.5%

4,673	APA Corporation	125,657

8,400	ARC Resources Ltd.	76,475

4,770	Canadian Natural Resources Ltd.	201,533

1,701	CNX Resources Corporation(a)	23,389

3,626	ConocoPhillips	261,724

4,251	Continental Resources, Inc.	190,275

6,670	Coterra Energy, Inc.	126,730

24,600	Crescent Point Energy Corporation	131,457

475	Devon Energy Corporation	20,924

2,248	Diamondback Energy, Inc.	242,446

1,026	Ecopetrol S.A. - ADR	13,225

3,217	EOG Resources, Inc.	285,765

127	EQT Corporation(a)	2,770

TIMOTHY PLAN DEFENSIVE STRATEGIES FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

December 31, 2021

Shares		Fair Value

	COMMON STOCKS — 43.6% (Continued)

	OIL & GAS PRODUCERS - 5.5% (Continued)

24,000	Inpex Corporation	$208,832

2,222	LUKOIL PJSC - ADR	198,870

1,380	Magnolia Oil & Gas Corporation	26,041

6,109	Marathon Oil Corporation	100,310

2,468	Matador Resources Company	91,119

306	Novatek PJSC - ADR	71,665

7,365	Occidental Petroleum Corporation	213,511

1,141	Ovintiv, Inc.	38,452

2,800	Parex Resources, Inc.(a)	47,902

2,370	PDC Energy, Inc.	115,609

3,018	Petroleo Brasileiro S.A. - ADR	33,138

927	Pioneer Natural Resources Company	168,603

2,695	Range Resources Corporation(a)	48,052

8,242	Rosneft Oil Company PJSC - ADR	66,282

312	SM Energy Company	9,198

9,131	Southwestern Energy Company(a)	42,550

7,600	Suncor Energy, Inc.	190,429

5,400	Tourmaline Oil Corporation	174,592

		3,547,525

	OIL & GAS SERVICES & EQUIPMENT - 0.8%

1,046	Baker Hughes Company	25,167

2,561	ChampionX Corporation(a)	51,758

6,953	Halliburton Company	159,015

3,172	Helmerich & Payne, Inc.	75,176

2,874	NOV, Inc.	38,943

3,391	Patterson-UTI Energy, Inc.	28,654

4,683	Schlumberger N.V.	140,256

733	TechnipFMC plc(a)	4,363

5,132	TechnipFMC plc(a)	30,381

		553,713

	REAL ESTATE INVESTMENT TRUSTS - 22.1%

12,800	Alexander & Baldwin, Inc.	321,152

10,000	American Assets Trust, Inc.	375,300

6,000	American Campus Communities, Inc.	343,740

TIMOTHY PLAN DEFENSIVE STRATEGIES FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

December 31, 2021

Shares		Fair Value

	COMMON STOCKS — 43.6% (Continued)

	REAL ESTATE INVESTMENT TRUSTS - 22.1% (Continued)

13,000	American Homes 4 Rent, Class A	$566,930

2,000	American Tower Corporation	585,000

12,000	Americold Realty Trust	393,480

18,500	Armada Hoffler Properties, Inc.	281,570

1,700	AvalonBay Communities, Inc.	429,403

3,200	Camden Property Trust	571,776

10,000	Cousins Properties, Inc.	402,800

4,500	Crown Castle International Corporation	939,330

4,900	CTO Realty Growth, Inc.	300,958

1,200	Equinix, Inc.	1,015,008

875	Essex Property Trust, Inc.	308,201

12,700	Getty Realty Corporation	407,543

7,800	Healthcare Realty Trust, Inc.	246,792

13,000	InvenTrust Properties Corporation	354,380

12,700	Invitation Homes, Inc.	575,818

2,800	Life Storage, Inc.	428,904

11,000	Plymouth Industrial REIT, Inc.	352,000

2,332	PotlatchDeltic Corporation	140,433

7,300	Prologis, Inc.	1,229,028

1,575	Public Storage	589,932

690	Rayonier, Inc.	27,848

25,000	Sabra Health Care REIT, Inc.	338,500

2,250	SBA Communications Corporation	875,295

20,000	SITE Centers Corporation	316,600

1,730	Sun Communities, Inc.	363,248

12,200	Ventas, Inc.	623,664

7,900	Welltower, Inc.	677,583

1,726	Weyerhaeuser Company	71,077

		14,453,293

	RENEWABLE ENERGY - 1.1%

3,523	Array Technologies, Inc.(a)	55,276

975	Atlantica Sustainable Infrastructure plc	34,866

6,515	Ballard Power Systems, Inc.(a)	81,828

3,048	Daqo New Energy Corporation - ADR(a)	122,895

TIMOTHY PLAN DEFENSIVE STRATEGIES FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

December 31, 2021

Shares		Fair Value

	COMMON STOCKS — 43.6% (Continued)

	RENEWABLE ENERGY - 1.1% (Continued)

501	Enphase Energy, INC.(a)	$91,654

438	First Solar, Inc.(a)	38,176

1,733	Green Plains, Inc.(a)	60,239

1,300	GS Yuasa Corporation	28,878

1,754	Plug Power, Inc.(a)	49,515

1,877	Renewable Energy Group, Inc.(a)	79,660

183	SolarEdge Technologies, Inc.(a)	51,344

259	Varta A.G.	33,724

		728,055

	STEEL - 0.9%

1,575	ArcelorMittal S.A. - ADR	50,132

12,813	Cia Siderurgica Nacional S.A. - ADR	56,890

15,931	Gerdau S.A. - ADR	78,381

2,300	Hitachi Metals Ltd.(a)	42,563

3,900	JFE Holdings, Inc.	49,683

3,100	Kobe Steel Ltd.	15,533

6,400	Nippon Steel Corporation	104,402

475	Novolipetskiy Metallurgicheskiy Kombinat PAO - ADR	14,022

782	Severstal PAO - ADR	16,844

1,979	Ternium S.A. - ADR	86,126

2,893	United States Steel Corporation	68,882

		583,458

	TELECOMMUNICATIONS - 0.3%

7,020	Switch, Inc., Class A	201,053

	WHOLESALE - CONSUMER STAPLES - 0.3%

1,862	Bunge Ltd.	173,836

	TOTAL COMMON STOCKS (Cost $22,839,480)	28,542,183

TIMOTHY PLAN DEFENSIVE STRATEGIES FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

December 31, 2021

Shares		Fair Value

	EXCHANGE-TRADED FUNDS — 1.7%

	SPECIALTY - 1.7%

56,000	Invesco DB US Dollar Index Bearish Fund(a)	$1,133,440

	TOTAL EXCHANGE-TRADED FUNDS (Cost $1,207,768)

	PRECIOUS METALS - PHYSICAL HOLDING — 17.1%

	PRECIOUS METAL - 17.1%

6,143	GOLD BARS (a)	11,235,690

	TOTAL PRECIOUS METALS - PHYSICAL HOLDING (Cost $7,240,876)

Principal		Coupon Rate
Amount ($)		(%)	Maturity

	U.S. GOVERNMENT & AGENCIES — 26.3%

	U.S. TREASURY INFLATION PROTECTED — 26.3%

975,000	United States Treasury Inflation Indexed Bonds	0.6250	01/15/24	1,230,284

700,000	United States Treasury Inflation Indexed Bonds	2.3750	01/15/25	1,170,163

645,000	United States Treasury Inflation Indexed Bonds	2.0000	01/15/26	1,040,606

805,000	United States Treasury Inflation Indexed Bonds	2.3750	01/15/27	1,334,364

1,495,000	United States Treasury Inflation Indexed Bonds	0.5000	01/15/28	1,877,338

1,250,000	United States Treasury Inflation Indexed Bonds	1.7500	01/15/28	1,981,447

1,800,000	United States Treasury Inflation Indexed Bonds	0.8750	01/15/29	2,282,356

1,200,000	United States Treasury Inflation Indexed Bonds	2.5000	01/15/29	1,978,113

2,160,000	United States Treasury Inflation Indexed Bonds	0.1250	01/15/31	2,572,975

880,000	United States Treasury Inflation Indexed Bonds	2.1250	02/15/41	1,723,998

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $16,117,929)			17,191,644

Shares

	SHORT-TERM INVESTMENTS — 6.7%

4,425,608	Fidelity Government Portfolio, Class I, 0.01% (Cost $4,425,608)( c)			4,425,608

	TOTAL INVESTMENTS - 99.9% (Cost $55,306,902)			$65,487,945

	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.1%			92,168

	NET ASSETS - 100.0%			$65,580,113

TIMOTHY PLAN DEFENSIVE STRATEGIES FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

December 31, 2021

ADR	- American Depositary Receipt
LTD	- Limited Company
NV	- Naamioze Vennootschap
PJSC	- Public Joint-Stock Company
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
S.Aa	- Société Anonyme

(a)	Non-income producing security.

(b)	Percentage rounds to less than 0.1%.

(c)	Rate disclosed is the seven day effective yield as of December 31, 2021.

TIMOTHY PLAN STRATEGIC GROWTH FUND

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Shares		Fair Value

	EXCHANGE-TRADED FUNDS — 57.1%

	EQUITY - 57.1%

136,300	Timothy Plan High Dividend Stock Enhanced ETF(a)	$3,673,271

313,661	Timothy Plan International ETF(a)	9,130,672

277,700	Timothy Plan US Large/Mid Cap Core Enhanced ETF(a)	7,559,744

108,531	Timothy Plan US Small Cap Core ETF(a)	3,856,910

	TOTAL EXCHANGE-TRADED FUNDS (Cost $20,936,865)	24,220,597

	OPEN END FUNDS — 40.4%

	EQUITY - 7.9%

262,008	Timothy Plan International Fund, Class A(a)	3,364,177

	FIXED INCOME - 23.4%

707,820	Timothy Plan Fixed Income Fund, Class A(a)	7,354,249

258,262	Timothy Plan High Yield Bond Fund, Class A(a)	2,538,714

		9,892,963

	MIXED ALLOCATION - 9.1%

271,374	Timothy Plan Defensive Strategies Fund, Class A(a)	3,845,368

	TOTAL OPEN END FUNDS (Cost $15,778,605)	17,102,508

	SHORT-TERM INVESTMENTS — 2.5%

	MONEY MARKET FUNDS - 2.5%

1,043,984	Fidelity Government Portfolio, Class I, 0.01% (Cost $1,043,984)(b)	1,043,984

	TOTAL INVESTMENTS - 100.0% (Cost $37,759,454)	$42,367,089

	LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%	(20,537)

	NET ASSETS - 100.0%	$42,346,552

ETF	- Exchange-Traded Fund

(a)	Affiliated Company

(b)	Rate disclosed is the seven day effective yield as of December 31, 2021.

TIMOTHY PLAN CONSERVATIVE GROWTH FUND

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Shares		Fair Value

	EXCHANGE-TRADED FUNDS — 39.5%

	EQUITY - 39.5%

90,800	Timothy Plan High Dividend Stock Enhanced ETF(a)	$2,447,051

229,444	Timothy Plan International ETF(a)	6,679,115

299,400	Timothy Plan US Large/Mid Cap Core Enhanced ETF(a)	8,150,476

106,123	Timothy Plan US Small Cap Core ETF(a)	3,771,336

	TOTAL EXCHANGE-TRADED FUNDS (Cost $18,163,848)	21,047,978

	OPEN END FUNDS — 57.3%

	EQUITY - 5.5%

226,576	Timothy Plan International Fund, Class A(a)	2,909,242

	FIXED INCOME - 44.7%

1,958,684	Timothy Plan Fixed Income Fund, Class A(a)	20,350,722

351,919	Timothy Plan High Yield Bond Fund, Class A(a)	3,459,366

		23,810,088

	MIXED ALLOCATION - 7.1%

265,491	Timothy Plan Defensive Strategies Fund, Class A(a)	3,762,013

	TOTAL OPEN END FUNDS (Cost $28,996,488)	30,481,343

	SHORT-TERM INVESTMENTS — 3.3%

	MONEY MARKET FUNDS - 3.3%

1,732,940	Fidelity Government Portfolio, Class I, 0.01% (Cost $1,732,940)(b)	1,732,940

	TOTAL INVESTMENTS - 100.1% (Cost $48,893,276)	$53,262,261

	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(32,495)

	NET ASSETS - 100.0%	$53,229,766

ETF	- Exchange-Traded Fund

(a)	Affiliated Company

(b)	Rate disclosed is the seven day effective yield as of December 31, 2021.

TIMOTHY PLAN ISRAEL COMMON VALUES FUND

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Shares		Fair Value

	COMMON STOCKS — 96.0%

	ADVERTISING & MARKETING - 0.3%

26,000	Tremor International Ltd. - ADR(a)	$393,900

	AEROSPACE & DEFENSE - 2.5%

18,001	Elbit Systems Ltd.	3,134,514

31,000	RADA Electronic Industries Ltd.(a)	292,020

		3,426,534

	APPAREL & TEXTILE PRODUCTS - 4.0%

24,063	Delta Galil Industries Ltd.	1,654,505

21,392	Fox Wizel Ltd.	3,848,278

		5,502,783

	BANKING - 16.9%

112,000	Bank Hapoalim BM - ADR	5,688,480

629,000	Bank Leumi Le-Israel BM	6,760,072

58,300	First International Bank Of Israel Ltd.	2,425,733

602,000	Israel Discount Bank Ltd., Class A	4,050,212

105,000	Mizrahi Tefahot Bank Ltd.	4,048,323

		22,972,820

	BIOTECH & PHARMA - 0.9%

490,000	Enlight Renewable Energy Ltd.(a)	1,205,006

	CHEMICALS - 2.3%

319,902	ICL Group Ltd.	3,093,452

	CONSTRUCTION MATERIALS - 0.6%

178,000	Inrom Construction Industries Ltd.	881,879

	E-COMMERCE DISCRETIONARY - 0.9%

20,100	Global-e Online Ltd.(a)	1,274,139

	ELECTRIC UTILITIES - 1.8%

31,700	Ormat Technologies, Inc.	2,513,839

TIMOTHY PLAN ISRAEL COMMON VALUES FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

December 31, 2021

Shares		Fair Value

	COMMON STOCKS — 96.0% (Continued)

	FOOD - 1.2%

50,500	Strauss Group Ltd.	$1,573,866

	HEALTH CARE FACILITIES & SERVICES - 3.2%

12,769	Danel Adir Yeoshua Ltd.	2,888,246

1,575,013	Novolog Ltd.	1,502,446

		4,390,692

	HOME & OFFICE PRODUCTS - 2.1%

116,585	Maytronics Ltd.	2,876,792

	INSTITUTIONAL FINANCIAL SERVICES - 1.8%

453,685	Tel Aviv Stock Exchange Ltd.	2,447,427

	INSURANCE - 4.9%

184,000	Harel Insurance Investments & Financial Services	2,089,243

1,230,000	Migdal Insurance & Financial Holdings Ltd.	2,027,737

200,400	Phoenix Holdings Ltd. (The)(b)	2,590,314

		6,707,294

	INTERNET MEDIA & SERVICES - 1.4%

11,600	Fiverr International Ltd.(a)	1,318,920

31,100	SimilarWeb Ltd.(a)	557,001

		1,875,921

	LEISURE FACILITIES & SERVICES - 1.2%

15,800	Fattal Holdings 1998 Ltd.(a)	1,595,026

	MEDICAL EQUIPMENT & DEVICES - 0.8%

8,600	Inmode Ltd.(a)	606,988

7,100	Novocure Ltd.(a)	533,068

		1,140,056

	OIL & GAS PRODUCERS - 4.5%

62,968	Energean plc(a)	729,204

60,000	Energean plc(a)	709,999

5,600	Israel Corp Ltd. (The)(a)	2,419,997

2,000,000	Oil Refineries Ltd.(a)	574,476

7,000	Paz Oil Company Ltd.(a)	869,715

TIMOTHY PLAN ISRAEL COMMON VALUES FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

December 31, 2021

Shares		Fair Value

	COMMON STOCKS — 96.0% (Continued)

	OIL & GAS PRODUCERS - 4.5% (Continued)

1,425,000	Ratio Oil Exploration 1992, L.P.(a)	$772,386

		6,075,777

	REAL ESTATE INVESTMENT TRUSTS - 1.5%

284,000	Reit 1 Ltd.	2,027,529

	REAL ESTATE OWNERS & DEVELOPERS - 12.5%

125,000	Alony Hetz Properties & Investments Ltd.	2,326,581

176,000	Amot Investments Ltd.	1,429,533

31,000	Azrieli Group Ltd.	2,958,168

160,000	Bayside Land Corporation	1,974,039

40,000	Elco Ltd.	2,943,066

175,000	Gazit-Globe Ltd.	1,382,615

16,380	Melisron Ltd.(a)	1,526,173

593,430	Mivne Real Estate KD Ltd.	2,551,116

		17,091,291

	RENEWABLE ENERGY - 1.5%

236,360	Energix-Renewable Energies Ltd.	1,006,223

3,600	SolarEdge Technologies, Inc.(a)	1,010,052

		2,016,275

	RETAIL - CONSUMER STAPLES - 2.6%

16,700	Rami Levy Chain Stores Hashikma Marketing 2006	1,251,802

210,000	Shufersal Ltd.	1,747,526

27,315	Victory Supermarket Chain Ltd.	584,231

		3,583,559

	SEMICONDUCTORS - 6.3%

39,000	Nova Measuring Instruments Ltd.(a)	5,713,500

74,423	Tower Semiconductor Ltd.(a)	2,953,105

		8,666,605

	SOFTWARE - 13.0%

13,100	CyberArk Software Ltd.(a)	2,269,968

33,435	Hilan Ltd.	2,239,814

1,900	Monday.com Ltd.(a)	586,568

21,100	Nice Ltd. - ADR(a)	6,405,960

60,000	One Software Technologies Ltd.	1,193,291

TIMOTHY PLAN ISRAEL COMMON VALUES FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

December 31, 2021

Shares		Fair Value

	COMMON STOCKS — 96.0% (Continued)

	SOFTWARE - 13.0% (Continued)

45,300	Sapiens International Corp N.V.	$1,560,585

46,500	Varonis Systems, Inc.(a)	2,268,270

25,500	Verint Systems, Inc.(a)	1,339,005

		17,863,461

	TECHNOLOGY HARDWARE - 2.6%

22,800	AudioCodes Ltd.	792,072

18,200	Kornit Digital Ltd.(a)	2,770,950

		3,563,022

	TECHNOLOGY SERVICES - 2.6%

86,783	Magic Software Enterprises Ltd.	1,816,368

56,210	Matrix IT Ltd.	1,705,769

		3,522,137

	WHOLESALE - DISCRETIONARY - 2.1%

20,300	Tadiran Holdings Ltd.	2,837,200

	TOTAL COMMON STOCKS (Cost $61,944,483)	131,118,282

	SHORT-TERM INVESTMENTS — 4.0%

	MONEY MARKET FUNDS - 4.0%

5,456,171	Fidelity Government Portfolio, Class I, 0.01% (Cost $5,456,171)(c)	5,456,171

	TOTAL INVESTMENTS - 100.0% (Cost $67,400,654)	$136,574,453

	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.0%	58,945

	NET ASSETS - 100.0%	$136,633,398

ADR	- American Depositary Receipt
LP	- Limited Partnership
LTD	- Limited Company
NV	- Naamioze Vennootschap
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

(b)	The value of this security has been determined in good faith under policies of the Board of Trustees.

(c)	Rate disclosed is the seven day effective yield as of December 31, 2021.

TIMOTHY PLAN ISRAEL COMMON VALUES FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

DECEMBER 31, 2021

Diversification of Assets

Country	% of Net Assets

Israel	88.2%

United States	5.2%

Cayman Islands	1.1%

United Kingdom	1.1%

Jersey	0.4%

Total	96.0%

Money Market Funds	4.0%

Other Assets Less Liabilities - Net	0.0%

Grand Total	100.0%

TIMOTHY PLAN GROWTH & INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Shares				Fair Value

	EXCHANGE-TRADED FUNDS — 64.3%

	EQUITY - 64.3%

295,000	Timothy Plan High Dividend Stock Enhanced ETF(a)			$7,950,221

160,000	Timothy Plan High Dividend Stock ETF(a)			5,200,144

	TOTAL EXCHANGE-TRADED FUNDS (Cost $11,394,806)			13,150,365

Principal Amount ($)		Coupon Rate (%)	Maturity

	CORPORATE BONDS — 6.9%

	CHEMICALS — 0.8%

59,000	LYB International Finance BV	4.0000	07/15/23	61,645

85,000	Nutrien Ltd.	4.0000	12/15/26	92,986

				154,631

	ELECTRIC UTILITIES — 0.9%

110,000	American Electric Power Company, Inc.	3.2000	11/13/27	116,187

45,000	National Rural Utilities Cooperative Finance	2.9500	02/07/24	46,626

22,000	WEC Energy Group, Inc.	3.5500	06/15/25	23,304

				186,117

	ELECTRICAL EQUIPMENT — 0.3%

60,000	ABB Finance USA, Inc.	2.8750	05/08/22	60,483

	GAS & WATER UTILITIES — 0.6%

110,000	NiSource, Inc.	3.4900	05/15/27	118,151

	INSTITUTIONAL FINANCIAL SERVICES — 0.3%

55,000	Cboe Global Markets, Inc.	3.6500	01/12/27	59,838

	MACHINERY — 0.2%

35,000	Eaton Corporation	2.7500	11/02/22	35,653

	OIL & GAS PRODUCERS — 1.6%

85,000	Columbia Pipeline Group, Inc.	4.5000	06/01/25	91,710

115,000	Phillips 66 Partners, L.P.	3.6050	02/15/25	121,094

110,000	Sunoco Logistics Partners Operations, L.P.	4.2500	04/01/24	115,496

				328,300

TIMOTHY PLAN GROWTH & INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

December 31, 2021

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value

	CORPORATE BONDS — 6.9% (Continued)

	REAL ESTATE INVESTMENT TRUSTS — 1.0%

75,000	Digital Realty Trust, L.P.	3.7000	08/15/27	$81,327

120,000	Healthpeak Properties, Inc.	3.5000	07/15/29	130,237

				211,564

	RETAIL - CONSUMER STAPLES — 0.4%

80,000	Dollar General Corporation	4.1250	05/01/28	88,965

	TRANSPORTATION & LOGISTICS — 0.8%

55,000	Canadian Pacific Railway Company	2.9000	02/01/25	57,224

110,000	CSX Corporation	3.2500	06/01/27	118,029

				175,253

	TOTAL CORPORATE BONDS (Cost $1,360,524)			1,418,955

	NON U.S. GOVERNMENT & AGENCIES — 1.3%

	GOVERNMENT GUARANTEED — 0.2%

45,000	Kreditanstalt fuer Wiederaufbau	2.1250	06/15/22	45,355

	LOCAL AUTHORITY — 0.9%

120,000	Province of Ontario Canada	2.5000	04/27/26	125,492

45,000	Province of Quebec Canada	2.3750	01/31/22	45,067

				170,559

	SUPRANATIONAL — 0.2%

45,000	European Investment Bank	2.3750	06/15/22	45,419

	TOTAL NON U.S. GOVERNMENT & AGENCIES (Cost $256,246)			261,333

	U.S. GOVERNMENT & AGENCIES — 26.9%

	AGENCY FIXED RATE — 9.0%

65,649	Fannie Mae Pool FM5537	2.0000	01/01/36	67,300

47,690	Fannie Mae Pool MA4316	2.5000	04/01/36	49,622

22,634	Fannie Mae Pool MA4329	2.0000	05/01/36	23,212

70,643	Fannie Mae Pool MA4333	2.0000	05/01/41	71,816

TIMOTHY PLAN GROWTH & INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

December 31, 2021

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value

	U.S. GOVERNMENT & AGENCIES — 26.9% (Continued)

	AGENCY FIXED RATE — 9.0% (Continued)

24,751	Fannie Mae Pool MA4475	2.5000	10/01/41	$25,567

59,708	Fannie Mae Pool FM4053	2.5000	08/01/50	61,184

63,524	Fannie Mae Pool CA8897	3.0000	02/01/51	66,891

10,728	Fannie Mae Pool MA4258	3.5000	02/01/51	11,354

23,616	Fannie Mae Pool FM6550	2.0000	03/01/51	23,665

51,581	Fannie Mae Pool CB0855	3.0000	06/01/51	54,068

44,880	Fannie Mae Pool CB0867	3.5000	06/01/51	47,658

3,826	Ginnie Mae I Pool 723248	5.0000	10/15/39	4,434

60,518	Ginnie Mae II Pool MA3376	3.5000	01/20/46	64,048

45,185	Ginnie Mae II Pool MA3596	3.0000	04/20/46	47,153

39,447	Ginnie Mae II Pool MA3663	3.5000	05/20/46	41,538

51,702	Ginnie Mae II Pool MA3736	3.5000	06/20/46	54,467

17,112	Ginnie Mae II Pool MA4509	3.0000	06/20/47	17,887

49,644	Ginnie Mae II Pool MA4652	3.5000	08/20/47	52,145

47,607	Ginnie Mae II Pool MA4719	3.5000	09/20/47	50,156

37,837	Ginnie Mae II Pool MA6092	4.5000	08/20/49	39,975

30,522	Ginnie Mae II Pool MA6156	4.5000	09/20/49	32,230

53,444	Ginnie Mae II Pool BN2662	3.0000	10/20/49	55,418

32,702	Ginnie Mae II Pool MA6221	4.5000	10/20/49	34,583

28,066	Ginnie Mae II Pool MA6478	5.0000	02/20/50	30,209

35,315	Ginnie Mae II Pool MA6544	4.5000	03/20/50	37,250

22,699	Ginnie Mae II Pool MA6545	5.0000	03/20/50	24,374

32,710	Ginnie Mae II Pool MA6600	3.5000	04/20/50	34,126

30,136	Ginnie Mae II Pool MA6601	4.0000	04/20/50	31,852

41,558	Ginnie Mae II Pool MA6603	5.0000	04/20/50	44,625

61,659	Ginnie Mae II Pool MA7255	2.5000	03/20/51	63,258

48,148	Ginnie Mae II Pool MA7370	4.0000	05/20/51	50,717

48,162	Ginnie Mae II Pool MA7418	2.5000	06/20/51	49,411

79,829	Ginnie Mae II Pool MA7419	3.0000	06/20/51	82,722

63,281	Ginnie Mae II Pool MA7472	2.5000	07/20/51	64,921

74,495	Ginnie Mae II Pool CE1974	3.0000	08/20/51	77,972

84,564	Ginnie Mae II Pool CE1990	2.5000	09/20/51	86,834

79,757	Ginnie Mae II Pool MA7705	2.5000	11/20/51	81,825

TIMOTHY PLAN GROWTH & INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

December 31, 2021

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value

	U.S. GOVERNMENT & AGENCIES — 26.9% (Continued)

	AGENCY FIXED RATE — 9.0% (Continued)

85,000	Ginnie Mae II Pool MA7768	3.0000	12/20/51	$88,352

				1,844,819

	U.S. TREASURY NOTES — 17.9%

595,000.	United States Treasury Note	2.250000	11/15/24	617,010

580,000.	United States Treasury Note	2.000000	8/15/25	598,397

475,000.	United States Treasury Note	0.625000	7/31/26	462,142

615,000.	United States Treasury Note	1.250000	9/30/28	608,297

755,000.	United States Treasury Note	1.250000	8/15/31	739,074

335,000.	United States Treasury Note	1.750000	8/15/41	325,840

290,000.	United States Treasury Note	2.000000	8/15/51	296,978

				3,647,738

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $5,492,224)			5,492,557

Shares

	SHORT-TERM INVESTMENTS — 1.6%

	MONEY MARKET FUNDS - 1.6%

329,939	Fidelity Government Portfolio, Class I, 0.01% (Cost $329,939)(b)			329,939

	TOTAL INVESTMENTS - 101.0% (Cost $18,833,739)			$20,653,149

	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.0)%			(201,914)

	NET ASSETS - 100.0%			$20,451,235

ETF	- Exchange-Traded Fund
LP	- Limited Partnership
LTD	- Limited Company
REIT	- Real Estate Investment Trust

(a)	Affiliated Company.

(b)	Rate disclosed is the seven day effective yield as of December 31, 2021.